CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 242,431	$ 102,983	$ 65,275
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(50,577)	39,305	(41,786)
Gain (loss) on commodity hedge	953	(1,844)	2,083
Gain (loss) on interest rate swap	5,141	(246)	10,375
De-recognition of commodity hedge and interest rate swap	(8,752)
Comprehensive income	189,196	140,198	35,947
Less: comprehensive income attributable to non-controlling interests	8,241	2,846	2,656
Comprehensive income attributable to Canadian Solar Inc.	$ 180,955	$ 137,352	$ 33,291